Average Annual Total Returns		12 Months Ended		15 Months Ended	55 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eventide High Dividend ETF | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.09%	12.85%
Eventide High Dividend ETF | Bloomberg US 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.53%	11.15%
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.22%	7.22%
Performance Inception Date			Sep. 30, 2024
Eventide High Dividend ETF | Eventide High Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.51%	6.59%
Eventide High Dividend ETF | Eventide High Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.39%	5.40%
Eventide US Market ETF | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.12%	17.21%
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		8.47%	12.19%
Performance Inception Date			Dec. 17, 2024
Eventide US Market ETF | Eventide US Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.23%	11.95%
Eventide US Market ETF | Eventide US Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.44%	7.38%
Strategy Shares Gold Enhanced Yield ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		0.21%
Strategy Shares Gold Enhanced Yield ETF | Bloomberg U.S. Corporate TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.77%		0.70%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			57.44%		11.88%
Performance Inception Date			May 17, 2021
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			52.25%		10.11%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			33.54%		8.43%

[1]	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.